Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Enhanced Short-Term Bond Active ETF | iShares Enhanced Short-Term Bond Active ETF
Prospectus [Line Items]
Annual Return [Percent]	4.13% [1]

[1]	The Fund’s year-to-date return as of March 31, 2026 was 0.95%.